Shareholder Report, Holdings (Details)	May 31, 2024
Class A | ClassA-Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
Class A | ClassA-Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Class A | ClassA-Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Class A | ClassA-Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | ClassA-Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | InstitutionalClass-Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
Institutional Class | InstitutionalClass-Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Institutional Class | InstitutionalClass-Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Institutional Class | InstitutionalClass-Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | InstitutionalClass-Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Class | InvestorClass-Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
Investor Class | InvestorClass-Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Investor Class | InvestorClass-Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Investor Class | InvestorClass-Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Class | InvestorClass-Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | InstitutionalClass-Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Institutional Class | InstitutionalClass-Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Institutional Class | InstitutionalClass-Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Institutional Class | InstitutionalClass-Corporate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Institutional Class | InstitutionalClass-Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Institutional Class | InstitutionalClass-Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Institutional Class | InstitutionalClass-Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Class | InvestorClass-Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Investor Class | InvestorClass-Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Investor Class | InvestorClass-Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Investor Class | InvestorClass-Corporate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Investor Class | InvestorClass-Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Investor Class | InvestorClass-Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Investor Class | InvestorClass-Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%